SUPPLEMENTAL INFORMATION - Operations related to oil and gas producing activities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ifrs Results of Operations, Expense from Oil and Gas Producing Activities [Abstract]
Results of operation from producing activities	¥ 61,055	¥ 25,281	¥ (2,945)
Mainland China
Ifrs Results of Operations, Expense from Oil and Gas Producing Activities [Abstract]
Results of operation from producing activities	59,008	23,616	(3,930)
Other countries
Ifrs Results of Operations, Expense from Oil and Gas Producing Activities [Abstract]
Results of operation from producing activities	2,047	1,665	985
Group
Revenues
Sales	96,616	72,953	52,354
Transfers	118,120	86,650	58,069
Total Revenue	214,736	159,603	110,423
Ifrs Results of Operations, Expense from Oil and Gas Producing Activities [Abstract]
Production costs excluding taxes	(50,385)	(49,649)	(44,595)
Exploration expenses	(10,591)	(12,382)	(9,716)
Depreciation, depletion, amortization and impairment losses	(46,771)	(54,104)	(52,608)
Taxes other than income tax	(26,466)	(11,249)	(7,379)
Earnings before taxation	80,523	32,219	(3,875)
Income tax expense	(20,351)	(8,225)	188
Results of operation from producing activities	60,172	23,994	(3,687)
Group | Mainland China
Revenues
Sales	96,616	72,953	52,354
Transfers	114,812	84,484	56,052
Total Revenue	211,428	157,437	108,406
Ifrs Results of Operations, Expense from Oil and Gas Producing Activities [Abstract]
Production costs excluding taxes	(49,372)	(48,674)	(43,487)
Exploration expenses	(10,591)	(12,382)	(9,716)
Depreciation, depletion, amortization and impairment losses	(46,322)	(53,644)	(51,754)
Taxes other than income tax	(26,466)	(11,249)	(7,379)
Earnings before taxation	78,677	31,488	(3,930)
Income tax expense	(19,669)	(7,872)
Results of operation from producing activities	59,008	23,616	(3,930)
Group | Other countries
Revenues
Transfers	3,308	2,166	2,017
Total Revenue	3,308	2,166	2,017
Ifrs Results of Operations, Expense from Oil and Gas Producing Activities [Abstract]
Production costs excluding taxes	(1,013)	(975)	(1,108)
Depreciation, depletion, amortization and impairment losses	(449)	(460)	(854)
Earnings before taxation	1,846	731	55
Income tax expense	(682)	(353)	188
Results of operation from producing activities	1,164	378	243
Equity method investments
Revenues
Total Revenue	11,170	8,812	4,913
Ifrs Results of Operations, Expense from Oil and Gas Producing Activities [Abstract]
Production costs excluding taxes	(1,864)	(2,246)	(998)
Depreciation, depletion, amortization and impairment losses	(847)	(533)	(940)
Taxes other than income tax	(7,288)	(4,391)	(1,930)
Earnings before taxation	1,171	1,642	1,045
Income tax expense	(288)	(355)	(303)
Results of operation from producing activities	883	1,287	742
Equity method investments | Other countries
Revenues
Total Revenue	11,170	8,812	4,913
Ifrs Results of Operations, Expense from Oil and Gas Producing Activities [Abstract]
Production costs excluding taxes	(1,864)	(2,246)	(998)
Depreciation, depletion, amortization and impairment losses	(847)	(533)	(940)
Taxes other than income tax	(7,288)	(4,391)	(1,930)
Earnings before taxation	1,171	1,642	1,045
Income tax expense	(288)	(355)	(303)
Results of operation from producing activities	¥ 883	¥ 1,287	¥ 742